Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2024
Parent company only condensed financial information
Condensed balance sheets of parent company

Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$Note 2 (e)
ASSETS
Current assets:
Cash and cash equivalents	206	34	5
Prepayments and other current assets	48	12	2
Amounts due from VIEs and subsidiaries of the Company	1,282,168	1,319,324	180,747
TOTAL ASSETS	1,282,422	1,319,370	180,754

LIABILITIES
Amounts due to subsidiaries of the Company	451,097	465,016	63,707
Accrued expenses and other liabilities	3,973	6,172	846
Investment deficit in VIEs and subsidiaries of the Company	1,220,307	1,257,055	172,216
TOTAL LIABILITIES	1,675,377	1,728,243	236,769

Commitments and contingencies (Note 19)

SHAREHOLDERS’ DEFICIT
Class A Ordinary Shares (US$ 0.000125 par value per share; 1,750,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 503,747,680 shares outstanding as of December 31, 2023 and 2024, respectively)	454	454	62
Class B Ordinary Shares (US$ 0.000125 par value per share; 250,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 50,939,520 shares outstanding as of December 31, 2023 and 2024, respectively)	42	42	6
Additional paid-in capital	2,036,473	2,036,473	278,996
Accumulated other comprehensive income	73,607	73,143	10,021
Accumulated deficit	(2,503,531)	(2,518,985)	(345,100)
TOTAL SHAREHOLDERS’ DEFICIT	(392,955)	(408,873)	(56,015)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,282,422	1,319,370	180,754

Condensed statements of operations and comprehensive loss of parent company

Condensed statements of operations and comprehensive loss (In thousands)

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$Note 2 (e)
Operating expenses:
Sales and marketing expenses	—	1,621	(6)	(1)
General and administrative expenses	(4,431)	(813)	(2,107)	(289)
Research and development expenses	(2,515)	2,375	—	—
Total operating expenses	(6,946)	3,183	(2,113)	(290)

Equity in loss of subsidiaries	(183,229)	(81,704)	(13,167)	(1,804)
Other expense, net	(8)	(241)	(174)	(22)
Loss before income tax expense	(190,183)	(78,762)	(15,454)	(2,116)
Income tax expense	—	—	—	—
Net loss	(190,183)	(78,762)	(15,454)	(2,116)

Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	6,565	12,328	(464)	(65)
Total other comprehensive income/(loss)	6,565	12,328	(464)	(65)
Total comprehensive loss	(183,618)	(66,434)	(15,918)	(2,181)

Condensed statements of cash flows of parent company

Condensed statements of cash flows (In thousands)

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$Note 2 (e)
Net cash used in operating activities	(5,404)	(630)	(1,491)	(204)

Cash flows from investing activities:
Net cash advances from subsidiaries	2,018	(26,326)	(107)	(14)
Net cash inflow from disposal of subsidiary	118	—	—	—
Net cash provided by (used in) investing activities	2,136	(26,326)	(107)	(14)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	—	27,760	—	—
Proceeds from short-term borrowings	—	—	1,825	250
Net cash provided by financing activities	—	27,760	1,825	250

Effect of exchange rate changes on cash, cash equivalents	3,342	(1,927)	(399)	(55)

Net increase (decrease) in cash, cash equivalents	74	(1,123)	(172)	(23)
Cash and cash equivalents at beginning of the year	1,255	1,329	206	28
Cash and cash equivalents at end of the year	1,329	206	34	5